Credit Facilities and Debt - 5.375% Senior Notes (Details) - 5.375% Senior Notes due August 15, 2020 - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2015	Sep. 30, 2014	Oct. 22, 2012	Aug. 14, 2012
Line of Credit Facility [Line Items]
5.375% Senior Notes due 2020		$ 1,053,818	$ 1,054,601	$ 350,000	$ 700,000
Proceeds from issuance of senior notes	$ 689,100	$ 351,700
Senior notes, stated interest rate		5.375%	5.375%	5.375%
Unamortized deferred debt issuance costs		$ 9,200	$ 11,100
Prior to August 15, 2016 [Member]
Line of Credit Facility [Line Items]
Aggregate Principal Amount of Senior Notes, Redemption Price, Percentage		100.00%
Asset Sale [Member]
Line of Credit Facility [Line Items]
Aggregate Principal Amount of Senior Notes, Redemption Price, Percentage		100.00%
Change of Control [Member]
Line of Credit Facility [Line Items]
Aggregate Principal Amount of Senior Notes, Redemption Price, Percentage		101.00%